Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Income tax expense	$ 76	$ 34	$ 264	$ 143
Valuation allowance increased			24,501	10,905
Net operating loss carryforwards			$ 36,092	$ 25,051
Effective tax rates	1.30%	0.20%	(0.30%)	(0.30%)
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			$ 131,700
Tax credit carry forwards research and development			$ 900
Tax credits research and development expiration year			2028
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			$ 132,200
Tax credit carry forwards research and development			$ 1,500
Tax credits research and development expiration year			2031
Earliest Tax Year | State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards expiration period			2030
Earliest Tax Year | Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards expiration period			2030
Latest Tax Year | Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards expiration period			2037
Latest Tax Year | State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards expiration period			2042
Expire between 2030 and 2037 | Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			$ 12,800
Do not expire | Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			$ 119,500
Maximum
Operating Loss Carryforwards [Line Items]
Income tax expense		$ 100